Exploration in non-operating areas	12 Months Ended
Dec. 31, 2023
Exploration in non-operating areas
Exploration in non-operating areas

27.  Exploration in non-operating areas

This caption is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Services provided by third parties	6,640	6,324	4,742
Personnel expenses	2,982	2,898	2,748
Land	982	1,190	967
Consumption of materials and supplies	698	467	251
Professional fees	386	557	439
Laboratory analysis and tests	376	862	508
Short-term and low-value lease	368	917	612
Transport	244	173	191
Other	776	864	812
	13,452	14,252	11,270

See related accounting policies in Note 2.4(k).